Legal Proceedings, Contingencies and Commitments (Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Mortgage loan interest-rate lock commitments
Commitments
Commitments to extend credit	$ 3,667	$ 4,115
Warehouse loan commitments
Commitments
Commitments to extend credit	1,618	1,670
Commercial and industrial commitments
Commitments
Commitments to extend credit	695	424
Other commercial commitments
Commitments
Commitments to extend credit	1,021	651
HELOC commitments
Commitments
Commitments to extend credit	283	179
Other consumer commitments
Commitments
Commitments to extend credit	15	57
Standby and commercial letters of credit
Commitments
Commitments to extend credit	$ 50	$ 30